Significant accounting policies - Assumptions and estimation uncertainties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Scrap value estimate, historical average period used		4 years
tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in depreciation expense	$ 100
Forecast | tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years